ACQUISITION OF SUBSIDIARIES AND CERTAIN ASSETS (Tables)	12 Months Ended
Sep. 30, 2023
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Summary of fair value of the purchase price consideration

Cash consideration paid at closing	$75,000,000
Cash consideration deferred	32,000,000
Stock consideration (2,827 shares of common stock of Mullen)	41,577,647
Fair value of total consideration transferred	$148,577,647

Summary of allocation of fair value of assets acquired and liabilities assumed

Purchase consideration
Cash consideration	$107,000,000
Stock consideration	41,577,647
Total consideration transferred for 60% of Bollinger Motors	148,577,647
Noncontrolling interest (40%)	99,051,765
Fair value of the entity	$247,629,412

Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and restricted cash	$77,238,086
In-process research and development assets	58,304,612
Patents	32,391,186
Other current assets	867,112
Trademarks	1,075,048
Property, plant, and equipment	1,009,662
Non-compete agreements	745,947
Other non-current assets	246,896
Deferred tax liability	(14,882,782)
Accounts payable	(638,752)
Refundable deposits	(213,679)
Other current liabilities	(993,628)
Total identifiable net assets	$155,149,708

Noncontrolling interest	(99,051,765)
Goodwill	92,479,704
$148,577,647

Summary of supplemental pro forma information

	Year ended September 30,
	2022	2021
Total Revenues	-	-
Net loss	(753,916,185)	(57,647,534)

Summary of allocation of purchase price by asset category

Asset Category	Fair Value Allocation
Land	$1,440,000
Buildings and site improvements	41,287,038
Equipment	27,336,511
Intangible assets: engineering design	22,112,791
Inventory	13,198,692
Total Purchased Assets	$105,375,032